Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Deferred B Shares	Deferred C Shares	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021						90,907,830	34,425	88,893,548	1
Beginning balance at Dec. 31, 2021	$ 313,320					$ 4	$ 0	$ 118	$ 0	$ 843,108	$ (8,570)	$ (521,340)
Stockholders' Equity
Share-based compensation expense	2,340									2,340
Exercise of share options (in shares)						111
Exercise of share options	0
Unrealized loss on foreign currency translation	(7,455)										(7,455)
Net loss	(37,062)											(37,062)
Ending balance (in shares) at Mar. 31, 2022						90,907,941	34,425	88,893,548	1
Ending balance at Mar. 31, 2022	271,143					$ 4	$ 0	$ 118	$ 0	845,448	(16,025)	(558,402)
Beginning balance (in shares) at Dec. 31, 2022		173,074,510	34,425	88,893,548	1	173,074,510	34,425	88,893,548	1
Beginning balance at Dec. 31, 2022	298,674					$ 8	$ 0	$ 118	$ 0	1,007,625	(38,898)	(670,179)
Stockholders' Equity
Share-based compensation expense	2,416									2,416
Unrealized loss on foreign currency translation	5,641										5,641
Net loss	(39,811)											(39,811)
Ending balance (in shares) at Mar. 31, 2023		173,074,510	34,425	88,893,548	1	173,074,510	34,425	88,893,548	1
Ending balance at Mar. 31, 2023	$ 266,920					$ 8	$ 0	$ 118	$ 0	$ 1,010,041	$ (33,257)	$ (709,990)